UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22534

              Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                          Greenwood Village, CO 80111
    (Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
5555 DTC Parkway, Suite 330

                             Greenwood Village, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

  New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Annual Report

March 31, 2016

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

TABLE OF CONTENTS

Shareholder Letter...................................................................................................................................................	2
Report of Independent Registered Public Accounting Firm................................................................................	3
Portfolio of Investments..........................................................................................................................................	4-6
Statement of Assets and Liabilities........................................................................................................................	7
Statement of Operations..........................................................................................................................................	8
Statements of Changes in Net Assets.....................................................................................................................	9
Statement of Cash Flows........................................................................................................................................	10
Financial Highlights................................................................................................................................................	11-12
Notes to Financial Statements................................................................................................................................	13-18
Additional Information...........................................................................................................................................	19-21

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund's privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors.  The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•      Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•      Written and electronic correspondence, including telephone contacts; and

•      Transaction history, including information about the Fund's transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts.  Employees are required to maintain and protect the confidentiality of Personal Information.  The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts.  The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund.  The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Shareholder Letter

March 31, 2016

Dear Shareholder,

Enclosed please find the audited annual financial statements for the Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) for the fiscal year ended March 31, 2016. This fiscal year saw substantial growth in the assets of the Fund, which under management grew by $543 million, a remarkable 342% increase, and the Fund finished at approximately $700 million as of March 31, 2016.

The Fund’s total return for its I-Shares for the fiscal year ended March 31, 2016 was 8.58% net of fees. To gain exposure to the private real estate investment universe, the Fund invested in 15 institutional private investment vehicles that collectively own over $89 billion of real estate assets across the globe.  On a weighted average basis, these assets were 94% occupied during the quarter, highlighting the strong real estate fundamentals currently in quality commercial real estate.  The majority of the private portfolio is invested in the top 15 largest metropolitan areas in the United States, and the primary property types of office, multi-family, retail and industrial make up the bulk of the portfolio.  The Fund continues to focus on domestic real estate investments with 96% of the portfolio located in the United States.

Market observers witnessed significant volatility in the global equity markets over the last year.  Fortunately, our Fund’s investment returns behaved very differently than the global equity market, and this difference is the result of our exposure to private real estate.

Private real estate has different return drivers and risk characteristics than those of the broad equity and fixed income markets.  While some factors that impact the returns of the equity markets do have an impact on private real estate returns, diversifying investments like private real estate should respond differently to those factors.  For example, overall economic output/GDP, population growth, consumer spending, interest rates, and global capital flows impact both private real estate returns and equities, but sensitivities to each of those factors, vary between private real estate and equities resulting in different risk and return characteristics for the two asset classes.

Furthermore, other factors unique to each individual real estate asset impact returns as well. One of the most important factors for generating lower volatility returns in real estate is that certain real estate cash flows are secured by long-term, contractual leases. Contractual obligations to pay rent regardless of the performance of the equity market or business cycle can dampen a real estate asset’s sensitivity to the overall equity market.  Another factor is real estate owners possess a tangible asset.  If the underlying leases of an asset change (i.e. tenants leave or go bankrupt), the building owner still retains a physical asset of value.  This is not the case for equity holders in a company.  Equity holders are the last to be paid in the event of a corporate bankruptcy and typically receive nothing when a company liquidates. As a third example, real estate market fundamentals, or the balance between the supply of real estate and the demand for real estate, also impact returns and are not tied to the equity markets.  In today’s environment, changes in bank regulations and investor risk appetite have kept the supply of new real estate well below long-term averages which bodes well for real estate investors in our opinion.

We expect the fiscal year ending March 31, 2017 to be another successful year for the Fund.  Real estate market fundamentals remain attractive as strong leasing demand and increasing occupancy and rent levels continue to drive value increases in the sector.   From a more long-term perspective, we believe real estate should command a meaningful, strategic allocation in diversified portfolios due to its unique risk and return drivers.  On behalf of the entire Versus Capital team, I would like to thank you for your continued support of the Fund.

Sincerely,

Mark Quam

Chief Executive Officer

The Fund’s total return quoted above is for I-Shares (VCMIX).  Total return includes changes in share price and reinvestment of distributions paid by the Fund.  Past Performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.  Cap rate is the annualized ratio of net operating income to property value.

2 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

Versus Capital Multi-Manager Real Estate Income Fund LLC

We have audited the accompanying statement of assets and liabilities of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”), including the portfolio of investments, as of March 31, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended and for the period from December 9, 2011 (commencement of operations) through March 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Versus Capital Multi-Manager Real Estate Income Fund LLC as of March 31, 2016, and the results of its operations and its cash flows for the year then ended, changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and for the period from December 9, 2011 (commencement of operations) through March 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

Chicago Illinois

May 26, 2016

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – March 31, 2016

Shares		Value	Shares		Value
Private Investment Funds * - 53.6% (Note 6)				Diversified (continued)
	Diversified – 53.6%		23,175	Vornado Realty Trust, REIT....................................	$ 2,188,415
	AEW Core Property Trust (U.S.), Inc. .......................		574,000	Yuexiu Real Estate Investment Trust, REIT
49,797	Class A Shares......................................................	$ 47,465,027		(Hong Kong) .........................................................	318,916
11,229	Class B Shares.......................................................	10,702,906			13,987,827
65,161	Clarion Lion Properties Fund LLC..............................	86,389,356		Health Care – 1.3%
150,745	Cornerstone Patriot Fund LP.......................................	17,965,819	41,950	HCP, Inc., REIT........................................................	1,366,731
12,350	Harrison Street Core Property Fund...........................	15,215,951	18,935	Omega Healthcare Investors, Inc., REIT.................	668,391
44,433	Heitman America Real Estate LP................................	49,878,887	25,425	Sabra Health Care, Inc., REIT.................................	510,788
149	Invesco Core Real Estate USA....................................	23,880,931	104,150	Senior Housing Properties Trust, REIT...................	1,863,243
43,624	Invesco Real Estate Asia Fund (Cayman) Unit Trust		30,192	Ventas, Inc., REIT.....................................................	1,900,888
	Class A Units......................................................	5,220,953	44,224	Welltower,Inc., REIT................................................	3,066,492
9,395,878	J.P. Morgan U.S. Real Estate Income and				9,376,533
	Growth Domestic, LP..........................................	13,248,188		Hotels – 0.6%
13,966	LaSalle Property Fund LP............................................		14,669	Chatham Lodging Trust, REIT................................	314,357
	Class A Shares......................................................	20,011,854	20,525	Chesapeake Lodging Trust, REIT	543,092
	Class B Shares.......................................................	1,043,761	116,983	Host Hotels & Resorts, Inc., REIT..........................	1,953,616
8,043	Mesa Core Lending Fund LP Class A ........................	8,292,437	62,492	InnVest Real Estate Investment Trust, REIT
5,483	Met Life Commercial Mortgage Income Fund...........	5,576,402		Canada....................................................................	251,652
391,808	RREEF America Reit II, LP.........................................	43,647,387	710,500	Langham Hospitality Investments, Ltd...................
1,229	Trumbull Income Property Fund, LP...........................	14,333,164		(Hong Kong)..........................................................	251,874
—	US Government Building, LP**..................................	13,314,474	22,425	LaSalle Hotel Properties, REIT................................	567,577
	Total Private Investment Funds...............................	376,187,497	21,575	Pebblebrook Hotel Trust, REIT...............................	627,185
	(Cost $352,705,768)				4,509,353
				Mortgages – 0.2%
Common Stocks – 11.6%			38,113	Apollo Commercial Real Estate Finance, Inc.,
	Apartments – 1.5%			REIT.....................................................................	621,242
40,844	Apartment Investors & Management Co.,		38,341	Starwood Property Trust, Inc., REIT.......................	725,795
	REIT Class A.......................................................	1,708,096			1,347,037
13,525	AvalonBay Communities, Inc., REIT.........................	2,572,455		Office Properties – 1.7%
33,794	Bluerock Residential Growth REIT, Inc.....................	367,679	19,275	Alexandria Real Estate Equities, Inc., REIT...........	1,751,905
9,400	Camden Property Trust, REIT.....................................	790,446	29,756	Alstria Office REIT (Germany) ..............................	429,337
37,125	Equity Residential, REIT.............................................	2,785,489	12,775	Boston Properties, Inc., REIT..................................	1,623,447
3,203	Essex Property Trust, Inc., REIT.................................	749,054	35,300	Columbia Property Trust, Inc., REIT......................	776,247
76	Kenedix Residential Investment Corp., REIT (Japan)	200,020	49,850	Douglas Emmett, Inc., REIT....................................	1,500,984
26,700	UDR Inc., REIT............................................................	1,028,751	32,725	Hudson Pacific Properties, Inc., REIT.....................	946,407
		10,201,990	132,004	Industria REIT, (Austria) .........................................	207,434
	Diversified – 2.0%		500,400	Keppel, REIT (Singapore) .......................................	369,402
56,410	Atrium European Real Estate, Ltd. (Jersey)................	225,047	10,900	Kilroy Realty Corp., REIT.......................................	674,383
65,395	The British Land Co., PLC, REIT (United Kingdom)	657,932	27,047	Mack-Cali Realty Corp., REIT................................	635,604
11,880	Crombie Real Estate Investment Trust, REIT		238	ORIX JREIT, Inc., REIT (Japan) ............................	369,017
	(Canada).....................................................................	128,610	31,100	Paramount Group, Inc., REIT..................................	496,045
486,600	Cromwell Property Group, REIT (Australia)..............	387,922	28,750	Piedmont Office Realty Trust, Inc., REIT...............	583,912
4,772	Digital Realty Trust, Inc., REIT...................................	422,274	216	Premier Investment Corp., REIT (Japan) ...............	266,965
21,140	Dream Office Real Estate Investment Trust, REIT		980,000	Prosperity, REIT (Hong Kong)................................	365,099
	(Canada).....................................................................	337,752	7,800	SL Green Realty Corp, REIT...................................	755,664
27,213	Duke Realty Corporation, REIT..................................	613,381	28,753	VEREIT, Inc., REIT.................................................	255,039
11,056	EPR Properties, REIT...................................................	736,551			12,006,891
8,595	GEO Group, Inc.	297,989		Regional Malls – 1.3%
30,610	Hamborner REIT AG, REIT (Germany).....................	331,384	224,360	CapitaLand Retail China Trust, REIT (Singapore)	240,531
713,000	Hui Xian Real Estate Investment Trust, REIT		45,175	General Growth Properties, Inc., REIT...................	1,343,053
	(Hong Kong)............................................................	341,750	25,275	Macerich Company, The, REIT...............................	2,002,791
82	Kenedix Office Investment Corp, REIT (Japan)	470,674	24,000	Simon Property Group, Inc., REIT..........................	4,984,560
193,612	Kiwi Property Group, Ltd., (New Zealand)................	193,376	735,450	Taubman Centers, Inc., REIT...................................	735,450
5,927	Klepierre, REIT (France)..............................................	283,937			9,306,385
47,333	Lexington Realty Trust, REIT......................................	407,064		Residential – 0.1%
55,493	Liberty Property Trust, REIT.......................................	1,856,796	7,375	Equity LifeStyle Properties, Inc., REIT..................	536,384
554,500	Mapletree Greater China Commercial Trust,
	REIT (Singapore)......................................................	392,883		Retirement / Aged Care – 0.1%
518,200	Mapletree Logistics Trust, REIT (Singapore).............	388,309	41,591	Sienna Senior Living, Inc. (Canada)........................	531,916
16,899	Mercialys SA, (France).................................................	392,184
33,356	Merlin Properties Socimi SA, REIT............................	387,909		Shopping Centers – 1.3%
11,177	Outfront Media, Inc., REIT..........................................	235,835	41,450	Brixmor Property Group, Inc., REIT.......................	1,061,949
657,300	Religare Health Trust (Singapore)...............................	477,912	79,292	Charter Hall Retail, REIT (Australia)......................	278,985
476,400	Soilbuild Business Space, REIT (Singapore)..............	258,020	150,701	Citycon OYJ (Finland)..............................................	380,349
43,929	Spirit Realty Capital, Inc., REIT..................................	494,201	64,500	DDR Corp., REIT.....................................................	1,147,455
63,220	Sponda OYJ, REIT (Finland)***.................................	266,171	253	Eurocommercial Properties NV, REIT
151,118	Stockland, REIT (Australia).........................................	494,633		(Netherlands)......................................................	11,832

See accompanying notes to financial statements

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – March 31, 2016 (continued)

Shares		Value	Shares		Value
	Shopping Centers – (continued)			Office Properties – 0.8%
276,000	Fortune, REIT (Hong Kong)..................................	$ 295,663	6,950	Alexandria Real Estate Equities, Inc., REIT,
61,502	Hammerson PLC, REIT (United Kingdom).......	511,000		Series E, 6.45%...................................................	$ 180,005
149	Japan Retail Fund Investment Corp., REIT (Japan)	357,722	21,700	Brandywine Realty Trust, REIT, Series E, 6.90%	572,663
26,200	Kimco Realty Corp., REIT.....................................	754,036	17,150	Corporate Office Properties Trust, REIT
12,775	Kite Realty Group Trust, REIT..............................	353,995		Series L, 7.38%...................................................	445,900
628,636	Redefine Properties, Ltd., REIT (South Africa)	510,105	61,750	Equity Commonwealth, REIT, Series E, 7.25%	1,569,685
13,450	Regency Centers Corp., REIT................................	1,006,732		Kilroy Realty Corp., REIT,
31,400	Retail Opportunity Investments Corp., REIT.......	631,768	12,750	Series G, 6.88%...................................................	334,050
43,925	Retail Properties of America, Inc., REIT..............	696,211	17,250	Series H, 6.38%...................................................	447,292
171,866	Vicinity Centres, REIT...........................................	420,262	75,300	SL Green Realty Corp., REIT, Series I, 6.50%.....	1,978,884
6,107	Wereldhave NV, REIT...........................................	341,552			5,528,479
		8,759,616		Regional Malls – 0.5%
	Storage – 0.7%		13,696	CBL & Associates Properties Inc., REIT,
30,475	CubeSmart, REIT...................................................	1,014,818		Series D, 7.38%...................................................	338,976
5,550	Extra Space Storage, Inc., REIT............................	518,703	42,150	General Growth Properties, Inc., REIT,
12,200	Public Storage, REIT Series R...............................	3,365,126		Series A, 6.38%...................................................	1,091,685
		4,898,647		Pennsylvania Real Estate Investment Trust, REIT
	Warehouse / Industrial – 0.8%		1,800	Series A, 8.25%...................................................	47,214
274,700	AIMS AMP Capital Industrial, REIT, (Singapore)	272,081	500	Series B, 7.38%...................................................	12,865
15,000	DCT Industrial Trust, Inc. REIT ...........................	592,050		Taubman Centers Inc., REIT, Series J, 6.50%.......
228	GLP J-REIT (Japan)............................................	259,917	78,600	Series J, 6.50%....................................................	2,005,086
427,734	Mexico Real Estate Management SA de CV,		2,600	Series K, 6.25%...................................................	65,962
	REIT (Mexico) ...................................................	578,081	11,600	WP Glimcher, Inc., REIT, Series I, 6.88%............	295,220
71,223	Prologis, Inc., REIT................................................	3,146,632			3,857,008
6,786	QTS Realty Trust, Inc., REIT, Class A.................	321,521		Residential – 0.1%
25,654	STAG Industrial Inc., REIT...................................	522,315	39,250	Equity LifeStyle Properties, Inc., REIT,
		5,692,597		Series C, 6.75%...................................................	1,013,435
	Total Common Stocks..........................................	81,155,176	300	Sun Communities, Inc., REIT, Series A, 7.13%	7,830
	(Cost $75,486,379)				1,021,265
				Shopping Centers – 1.1%
Preferred Stock – 4.1%			6,576	Akelius Residential Property AB, 5.0% (Sweden)	237,743
	Apartments – 0.2%		42,100	DDR Corp., REIT, Series J, 6.50%.........................	1,092,495
	Apartment Investment & Management Co., REIT,			IRC Retail Centers, Inc., REIT,
27,600	Series A, 6.88%...............................................	754,308	66,600	Series A, 8.13%...................................................	1,665,000
17,550	Series Z, 7.00%...............................................	448,578	52,700	Series B, 6.95%...................................................	1,317,500
4,900	Essex Property Trust, Inc., REIT, Series H, 7.13%	122,524		Regency Centers Inc., REIT, Series 6, 6.63%.......
		1,325,410	48,650	Series 6, 6.63%...................................................	1,265,386
	Diversified – 0.5%		300	Series 7, 6.00%...................................................	7,656
2,450	National Retail Properties, Inc., REIT,		8,400	Saul Centers Inc., REIT, Series C, 6.88%..............	223,020
	Series D, 6.63%...............................................	63,945		Urstadt Biddle Properties, Inc., REIT,
	PS Business Parks, Inc. REIT,		46,450	Series F, 7.13%..................................................	1,226,280
46,800	Series S, 6.45%................................................	1,207,440	20,950	Series G, 6.75%.................................................	557,794
54,300	Series T, 6.00%...............................................	1,401,483	1,800	WP Glimcher, Inc., REIT Series H, 7.50%............	46,800
24,600	Retail Properties of America, Inc., REIT,				7,639,674
	Series A, 7.00%...............................................	653,622		Storage – 0.4%
	Vornado Realty Trust, REIT,		58,700	CubeSmart, REIT Series A, 7.75%.........................	1,541,462
4,150	Series G, 6.63%...............................................	106,489		Public Storage, REIT, Series R, 6.35%
4,650	Series J, 6.88%................................................	117,645	12,550	Series Q, 6.50%.................................................	314,378
1,650	Series K, 5.70..................................................	42,240	19,000	Series R, 6.35%.................................................	486,590
		3,592,864	10,800	Series Y, 6.38%.................................................	300,888
	Health Care – 0.1%				2,643,318
11,350	Sabra Health Care, Inc., REIT, Series A, 7.13%	290,560		Warehouse / Industrial – 0.1%
3,450	Welltower, Inc., REIT, Series J, 6.50%.............	90,424	31,882	STAG Industrial Inc., REIT, Series A, 9.00%	828,932
		380,984	5,088	Terreno Realty Corp., REIT, Series A, 7.75%.......	132,034
	Hotels – 0.3%				960,966
22,860	Ashford Hospitality Trust Inc., REIT,			Total Preferred Stock..............................................	28,886,894
	Series E, 9.00%...............................................	546,354		(Cost $28,905,328)
8,550	Hersha Hospitality Trust, REIT, Series B, 8.00%	215,118
2,900	LaSalle Hotel Properties, REIT, Series H, 7.50%	73,486	Corporate Debt – 3.7%
1,150	Pebblebrook Hotel Trust, REIT, Series B, 8.00%	29,647	Par	Apartments – 0.1%	Value
300	Summit Hotel Properties, Inc., REIT,		$ 319,000	Camden Property Trust, REIT, 5.70%, 5/15/2017.......	332,096
	Series A, 9.25%...................................................	7,920	20,000	EPR Operating LP, REIT, 5.75%, 6/15/2017...............	21,067
42,542	Sunstone Hotel Investors, Inc., REIT,		2,000	Post Apartment Homes LP, REIT, 4.75%, 10/15/2017.....	2,069
	Series D, 8.00%...................................................	1,064,401	285,000	Select Income, REIT, 2.85%, 2/01/2018......................	285,321
		1,936,926			640,553

See accompanying notes to financial statements

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – March 31, 2016 (continued)

Par		Value	Shares		Value
	Diversified – 0.3%		Exchange Traded Fund – 1.5%
1,864,000	First Industrial LP, 7.50%, 12/1/2017.................	$ 2,007,571	125,243	Vanguard REIT ETF..............................................	$ 10,495,363
133,000	Liberty Property LP, 7.50%, 12/1/2017.............	142,269		(Cost $9,999,927)
		2,149,840
	Health Care – 1.1%		Short-Term Investments – 24.6%
	HCP Inc., REIT,		172,443,178	Goldman Sachs Financial Square Funds – Prime
213,000	6.00%, 1/30/2017 ...........................................	220,073		Obligations Fund Institutional Shares.................	172,443,178
125,000	5.63%, 5/01/2017 ...........................................	129,672		(Cost $172,443,178)
1,258,000	2.63%, 2/01/2020 ...........................................	1,241,820
	Senior Housing Properties Trust, REIT,			Total Investments – 99.1%.....................................	$ 694,835,620
1,156,000	3.25%, 5/01/2019............................................	1,153,206		(Cost $665,133,782)
20,000	6.75%, 4/15/2020............................................	22,052
	Ventas Realty LP / Ventas Capital Corp., REIT			Other Assets Net of Liabilities 0.9%....................	6,486,482
2,498,000	2.00%, 2/15/2018............................................	2,502,322
126,000	2.70%, 4/1/2020..............................................	126,973		Net Assets – 100.0%...............................................	$ 701,322,102
2,000,000	Welltower, Inc., REIT, 4.70%, 9/15/2017........	2,079,288
		7,475,406
	Office Properties – 1.0%			* Non-Tradable Securities.
184,000	Alexandria Real Estate Equities, Inc., REIT			** Partnership is not designated in units. The Fund owns less than 1%.
	4.60%, 4/1/2022...........................................	198,560		*** Non-income producing security.
	Brandywine Operating Partnership LP,
1,421,000	5.70%, 5/1/2017...........................................	1,470,390		Portfolio Abbreviations:
12,000	4.95%, 4/15/2018.........................................	17,733		ETF – Exchange Traded Fund
400,000	Columbia Property Trust Operating			LP – Limited Partnership
	Partnership LP, REIT, 5.88%, 4/1/2015.....	426,248		PLC – Public Limited Company
	Equity Commonwealth, REIT			REIT – Real Estate Investment Trust
121,000	6.25%, 6/15/2017.........................................	124,174
578,000	5.88%, 9/15/2020..........................................	629,349
532,000	Government Properties Income Trust, REIT				% of
	3.75%, 8/15/2019..........................................	544,486		Industry	Net Assets
1,844,000	Highwoods Realty LP, REIT, 7.50%, 4/15/2018...	2,029,560		Diversified...................................................................	56.4%
596,000	Mack-Cali Realty LP, REIT, 7.75%, 8/15/2019	654,614		Short-Term Investments...........................................	24.6%
500,000	National Retail Properties, Inc., REIT,			Office Properties........................................................	3.5%
	6.88%, 10/15/2017...........................................	536,688		Shopping Centers......................................................	3.3%
299,000	Select Income, REIT, 4.15%, 2/1/2022...............	297,050		Health Care.................................................................	2.5%
	SL Green Realty Corp., REIT,			Regional Malls...........................................................	1.8%
15,000	7.75%, 3/15/2020.............................................	17,577		Apartments.................................................................	1.8%
53,000	4.50%, 12/1/2022................................................	54,733		Exchange Traded Funds...........................................	1.5%
		7,001,162		Storage........................................................................	1.2%
	Real Estate Operation / Development – 0.2%			Warehouse/Industrial...............................................	0.9%
1,500,000	Prologis LP, REIT, 4.00%, 1/15/2018..................	1,553,139		Hotels...........................................................................	0.9%
				Residential...................................................................	0.2%
	Shopping Centers – 0.9%			Real Estate Operation / Development.....................	0.2%
770,000	Brixmor Property Group, Inc., REIT			Mortgages..................................................................	0.2%
	3.88%, 1/15/2018................................................	752,472		Retirement / Aged Care............................................	0.1%
	DDR Corp., REIT, 7.50%, 4/1/2017.....................			Other Assets Net of Liabilities................................	0.9%
2,935,000	7.50%, 4/1/2017................................................	3,092,750			100.0%
95,000	3.50%, 1/15/2021..............................................	96,476
267,000	4.63%, 7/15/2022..............................................	283,644
93,000	Equity One, Inc. REIT, 6.25%, 1/15/2017...........	93,400
	Kimco Realty Corp., REIT,
26,000	5.70%, 5/1/2017................................................	27,097
1,473,000	4.30%, 2/1/2018................................................	1,529,574
	Regency Centers LP, REIT,
57,000	5.88%, 6/15/2017..............................................	59,772
127,000	6.00%, 6/15/2020..............................................	143,199
		6,078,384
	Storage – 0.1%
702,000	Cubesmart LP, REIT, 4.80%, 7/15/2022	769,028

	Total Corporate Debt..........................................	25,667,512
	(Cost $25,593,202)

See accompanying notes to financial statements

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

March 31, 2016

ASSETS:
Investments:
..... Investment in securities at cost................................................................................................................	$ 665,133,782
..... Net unrealized appreciation.....................................................................................................................	29,701,838
..... Total investment in securities, at fair value..............................................................................................	694,835,620

Foreign Currency (cost $352,035).................................................................................................................	358,833

Receivables for:
Dividends and interest..............................................................................................................................	4,123,214
Fund shares sold.......................................................................................................................................	5,975,283
Reclaims..................................................................................................................................................	10,417
Total receivables..........................................................................................................................................	10,108,914
Total Assets............................................................................................................................................	705,303,367

LIABILITIES:
Payables for:
Investments purchased..............................................................................................................................	2,558,311
Adviser fees, net.......................................................................................................................................	978,728
Administrative fees..................................................................................................................................	71,958
Audit and tax fees....................................................................................................................................	73,061
Custodian fees..........................................................................................................................................	67,428
Distribution fees, Class F-Shares..............................................................................................................	17,217
Director's fees..........................................................................................................................................	10,165
Legal fees................................................................................................................................................	54,610
Registration fees.......................................................................................................................................	13,232
Printing fees.............................................................................................................................................	15,313
Transfer Agent fees..................................................................................................................................	46,405
Accrued expenses and other liabilities.......................................................................................................	74,837
Total Liabilities......................................................................................................................................	3,981,265
Commitments and Contingent Liabilities (Note 6)
NET ASSETS.............................................................................................................................................	$ 701,322,102

NET ASSETS consist of:
Paid-in capital..............................................................................................................................................	$ 667,629,956
Distributions in excess of net investment income..........................................................................................	(326,020)
Accumulated net realized gain on investments and foreign currency..............................................................	4,310,477
Net unrealized appreciation on investments and foreign currency..................................................................	29,707,689
TOTAL NET ASSETS...............................................................................................................................	$ 701,322,102

Class F-Shares
Net Assets................................................................................................................................................	$ 12,415,627
Shares of beneficial interest outstanding (unlimited authorization).............................................................	455,922
Net asset value price per share (Net Assets/Shares Outstanding) *..........................................................	$ 27.23

Class I-Shares
Net Assets................................................................................................................................................	$ 688,906,475
Shares of beneficial interest outstanding (unlimited authorization).............................................................	25,237,615
Net asset value price per share (Net Assets/Shares Outstanding) *..........................................................	$ 27.30

*      Redemption price per share is subject to an early withdrawal charge if redeemed within one year of purchase.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Year Ended March 31, 2016

Investment Income:
Dividends income....................................................................................................................................	$ 12,971,662
Interest income.........................................................................................................................................	125,168
Less: foreign taxes withheld.....................................................................................................................	(81,432)
Total Investment Income........................................................................................................................	13,015,398

Expenses:
Adviser fees (Note 3)...............................................................................................................................	3,747,022
Administrative fees..................................................................................................................................	203,960
Distribution fees, Class F-Shares (Note 3).................................................................................................	17,217
Director's fees (Note 3).............................................................................................................................	119,896
Transfer agent fees, Class F-Shares...........................................................................................................	2,066
Transfer agent fees, Class I-Shares............................................................................................................	137,385
Custodian fees..........................................................................................................................................	81,561
Registration fees.......................................................................................................................................	74,638
Audit and tax fees....................................................................................................................................	60,055
Legal fees................................................................................................................................................	60,033
Printing....................................................................................................................................................	26,968
Insurance fees..........................................................................................................................................	31,434
Other expenses.........................................................................................................................................	125,873
Total Expenses.....................................................................................................................................	4,688,108
Fees waived or reimbursed by Adviser (Note 3)........................................................................................	(52,866)
Net Expenses...........................................................................................................................................	4,635,242
Net Investment Income..............................................................................................................................	8,380,156

Net Realized and Unrealized Gain on Investments....................................................................................
Net realized loss on investments...............................................................................................................	(1,131,155)
Net realized loss on foreign currency transactions.....................................................................................	(7,825)
Net change in unrealized appreciation on investment securities and foreign currency..................................	24,546,496
Net Realized and Unrealized loss on Investments......................................................................................	23,407,516

Net Increase in Net Assets Resulting from Operations..............................................................................	$ 31,787,672

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statements of Changes in Net Assets

Years Ended March 31, 2016 and 2015

Increase in Net Assets:	2016	2015
From Operations:
Net investment income..............................................................................................	$ 8,380,156	$ 2,531,589
Net realized gain (loss) on investment securities and foreign currency.........................	(1,138,980)	2,109,565
Net change in unrealized appreciation on investments and foreign currency................	24,546,496	4,129,486
Net Increase in Net Assets Resulting From Operations..............................................	31,787,672	8,770,640

Distributions to Shareholders from:
Net investment income, Class F-Shares......................................................................	(72,321)	(43,185)
Net investment income, Class I-Shares.......................................................................	(4,382,866)	(3,394,425)
Return of Capital, Class F-Shares...............................................................................	(162,069)	(14,331)
Return of Capital, Class I-Shares...............................................................................	(9,821,891)	(1,126,416)
Total Distributions......................................................................................................	(14,439,147)	(4,578,357)

Capital Share Transactions:
Class F-Shares:
Shares issued.............................................................................................................	11,272,700	491,264
Reinvested dividends.................................................................................................	43,787	35,103
Shares redeemed.......................................................................................................	(902,048)	(6,103)
Total Class F-Shares	10,414,439	520,264

Class I-Shares:
Shares issued.............................................................................................................	538,667,241	113,273,708
Reinvested dividends.................................................................................................	1,812,313	359,835
Shares redeemed.......................................................................................................	(25,185,882)	(8,704,702)
Total Class I-Shares	515,293,672	104,928,841

Net Increase in Net Assets Resulting From Capital Share Transactions	525,708,111	105,449,105
Total Increase in Net Assets	543,056,636	109,641,388

Net Assets:
Beginning of Period..................................................................................................	$ 158,265,466	$ 48,624,078
End of Period............................................................................................................	$ 701,322,102	$ 158,265,466
Distributions in excess of net investment income........................................................	$ (326,020)	$ (28,252)
Share Transactions:

Class F-Shares:
Shares sold................................................................................................................	424,270	19,059
Shares issued in reinvestment of dividends.................................................................	1,664	1,372
Shares redeemed.......................................................................................................	(33,995)	(234)
Net Increase in Class F-Shares	391,939	20,197

Class I-Shares:
Shares sold................................................................................................................	20,205,904	4,372,997
Shares issued in reinvestment of dividends.................................................................	68,528	13,995
Shares redeemed.......................................................................................................	(951,304)	(338,106)
Net Increase in Class I-Shares	19,323,128	4,048,886
Net Increase in Shares of Beneficial Interest Outstanding.........................................	19,715,067	4,069,083

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Cash Flows

Year Ended March 31, 2016

Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations.................................................................	$ 31,787,672

Adjustments to Reconcile Net Increase in Net Assets Resulting
From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities..........................................................................................	(427,891,095)
Proceeds from disposition of investment securities.................................................................	70,457,716
Net purchases of short-term investment securities...................................................................	(155,134,519)
Change in net unrealized appreciation on securities................................................................	(24,546,496)
Net realized loss from investments sold..................................................................................	1,128,808
Net realized loss from foreign currency transactions...............................................................	10,172
Net amortization/(accretion) of premium/(discount)................................................................	143,875
Increase in dividends and interest receivable...........................................................................	(3,003,586)
Increase in other assets..........................................................................................................	(7,308)
Increase in custodian fees payable..........................................................................................	48,117
Increase in Advisor fees payable, net......................................................................................	1,194,591
Increase in administration fees payable...................................................................................	52,130
Increase in audit and tax fees payable.....................................................................................	11,955
Increase in legal fees payable.................................................................................................	43,533
Increase in distribution fees payable.......................................................................................	14,147
Decrease in director's fees payable.........................................................................................	(81,336)
Increase in registration fees payable.......................................................................................	12,340
Decrease in printing fees payable...........................................................................................	(13,495)
Increase in transfer agent fees payable....................................................................................	33,866
Increase in accrued expenses and other liabilities....................................................................	62,678
Net Cash Used in Operating Activities	(505,676,235)
Effect of exchange rate changes on foreign currency...............................................................	(2,831)

Cash Flows From Financing Activities:
Proceeds from shares sold......................................................................................................	544,698,680
Payment of shares redeemed..................................................................................................	(26,087,930)
Dividends paid (net of reinvestment of dividends)..................................................................	(12,583,047)
Net Cash Provided by Financing Activities	506,027,703
Net Increase in Cash.......................................................................................................	348,637

Cash and Foreign Currency:
Beginning of the year.............................................................................................................	10,196
End of the year......................................................................................................................	$ 358,833
Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends.....................................................................................................	$ 1,856,100

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class F-Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2012*
Net Asset Value, Beginning of Period	$ 26.39	$ 25.41	$ 25.78	$ 25.00	$ 25.00
Income from investment operations...........................................................
Net investment income (a)..................................................................	0.57	0.45	0.50	1.00	– . (b)
Net realized and unrealized gain........................................................	1.45	1.61	0.20	0.36	– .
Total Income From Investment Operations..............................................	2.02	2.06	0.70	1.36	– .

Distribution from Net Investment Income.................................................	(0.36)	(0.81)	(0.62)	(0.58)	– .
Return of Capital............................................................................................	(0.82)	(0.27)	(0.45)	– .	– .
Early withdrawal charges..............................................................................	– (b)	– (b)	– (b)	– .	– .
Net Asset Value, End of Period ..................................................................	$ 27.23	$ 26.39	$ 25.41	$ 25.78	$ 25.00

Total Return Based on Net Asset Value...................................................	8.27%	7.92%	2.80%	5.48%	0.00%(c)
Ratios and Supplemental Data:
Net Assets at end of period (000’s)............................................................	$ 12,416	$ 1,689	$ 1,112	$ 562	$ 475
Ratios of gross expenses to average net assets.......................................	1.66%	2.64%	4.05%	30.66%	703.30%(d)
Ratios of net expenses to average net assets...........................................	1.64%	2.21%	2.05%	0.66%	0.00%(d)
Ratios of net investment income to average net assets..........................	2.13%	1.75%	2.01%	3.99%	0.10%(d)

	20.93%	39.83%	62.38%	23.54%	0.00%(c)

*   Period from December 9, 2011 (Inception) to March 31, 2012

(a)      Per Share amounts are calculated based on average outstanding shares.

(b)     Less than $0.005 per share

(c)      Not annualized.

(d)     Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class I-Shares

	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013*
Net Asset Value, Beginning of Period	$ 26.47	$ 25.47	$ 25.83	$ 24.91
Income from investment operations
......... Net investment income (a).....................................................	0.65	0.64	0.67	0.83
......... Net realized and unrealized gain...........................................	1.46	1.62	0.22	0.74
Total from investment operations...............................................	2.11	2.26	0.89	1.57

Distribution from Net Investment Income....................................	(0.39)	(.95)	(.73)	(.65)
Return of Capital...............................................................................	(.89)	(.31)	(.52)	– .
Net Asset Value, End of Period...................................................	$ 27.30	$ 26.47	$ 25.47	$ 25.83

Total Return Based on Net Asset Value	8.58%(b)	8.74%	3.56%	6.37%(b)

Ratios and Supplemental Data:
Net Assets at end of period (000’s)................................................	$ 688,906	$ 156,577	$ 47,512	$ 9,678
Ratios of gross expenses to average net assets.............................	1.35%	1.89%	3.30%	29.91%(c)
Ratios of net expenses to average net assets.................................	1.34%	1.46%	1.30%	0.17%(c)
Ratios of net investment income to average net assets...............	2.44%	2.50%	2.68%	4.48%(c)
Portfolio turnover rate......................................................................	20.93%	39.83%	62.38%	23.54%(c)

*   The Fund began issuing shares on July 10, 2012

(a)     Per Share amounts are calculated based on average outstanding shares.

(b)     Not annualized.

(c)     Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2016

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy.  The Fund’s investment objectives are to seek consistent current income, capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund was originally authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $750,000,000.  On February 2, 2016, the Fund registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value up to a total of $2 billion.  The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 9, 2011, (the “Effective Date”) and accordingly, the Fund commenced its investment operations.

The Fund is currently registered to offer two classes of shares, the F-Share Class (the “F-Shares”) and the I-Share Class (the “I-Shares”). The F-Shares are subject to an early withdrawal charge of 2.00% of the aggregate net asset value (“NAV”) of Class F-Shares repurchased during the first year following an initial purchase.  F-Shares had early withdrawal charges of approximately $1,000 for the year ended March 31, 2016.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2016 (continued)

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•      Level 1  –     unadjusted quoted prices in active markets for identical securities

•      Level 2  –     prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3  –     significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the year ended March 31, 2016, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	03/31/2016	Price	Inputs	Inputs
Common Stocks *.........................................	$ 81,155,176	$ 81,155,176	$ – .	$ – .
Preferred Stocks *.........................................	28,886,894	28,886,894	– .	– .
Corporate Debt *...........................................	25,667,512	– .	25,667,512	– .
Exchange Traded Fund*................................	10,495,363	10,495,363	– .	–
Short-Term Investments*..............................	172,443,178	172,443,178	– .	– .
Subtotal.........................................................	$ 318,648,123	$ 292,980,611	$ 25,667,512	$ –
Private Investment Funds*(1).........................	$ 376,187,497
Total..............................................................	$ 694,835,620

* See Schedule of Investments for industry breakout.

(1)      Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015.  The guidance in this standard is effective for interim and annual periods beginning after December 15, 2015, however early adoption is permitted.  In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.  The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the year ended March 31, 2016.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2016 (continued)

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).  Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments. A portion of any dividend may be a return of capital or from other capital sources.

Allocation - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the year ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the fiscal years before 2012. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010. Under the Modernization Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 indefinitely. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal yearend based on the tax treatment; temporary differences do not require such reclassification.  As of March 31, 2016, permanent differences identified and reclassified among the components of net assets were to decrease undistributed net investment income by approximately $4,222,000, to increase accumulated net realized gain (loss) by approximately $4,424,000, and to decrease paid-in-capital by approximately $201,000.

For the year ended March 31, 2016, tax character of the distribution paid by the Fund was approximately $3,463,000 of ordinary income dividends, approximately $992,000 of long-term capital gains and approximately $9,984,000 of return of capital.  For the year ended March 31, 2015, tax character of the distribution paid by the Fund were approximately $2,802,000 of ordinary income dividends, approximately $635,000 of long-term capital gains and approximately $1,141,000 of return of capital.  Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of March 31, 2016, the Fund had no capital loss carryovers available to offset possible future capital gains.

Under federal tax law, capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended March 31, 2016, the Fund incurred approximately $464,000 of qualified late year losses.

As of March 31, 2016, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $36,797,000, ($2,544,000) and $34,253,000, respectively.  The aggregate cost of securities for federal income tax purposes at March 31, 2016, was approximately $660,582,000.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2016 (continued)

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONSWITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund's NAV, which accrues daily based on the average daily net assets of the Fund and is paid quarterly.  The Fund accrued fees to the Adviser of approximately $3,275,000 for the year ended March 31, 2016.

The Adviser entered into an “Expense Limitation and Reimbursement Agreement” for the year through June 30, 2015 which limited the amount of certain expenses borne by the Fund, excluding adviser fees, interest, taxes, brokerage commissions, and other transaction costs, portfolio transactions and investment related expenses, and operating expenses of the underlying Investment Funds that hold assets through operating REITs, to an amount not to exceed 0.30% per annum of the Fund's net assets. For the year ended March 31, 2016, other expenses reimbursable by the Adviser was approximately $53,000.  The Expense Limitation and Reimbursement Agreement expired pursuant to its terms and was not renewed. There has not been, nor will there be, any recoupment of these expenses.

The Adviser engaged Callan Associates Inc. (the “Sub-Adviser”) to act as the Fund's investment Sub-Adviser for the selection of Investment Managers.  The Sub-Adviser fee is paid by the Adviser. The Adviser, with the assistance of the Sub-Adviser, allocates the Fund's assets and, thereafter, evaluates regularly each Investment Manager to determine whether its investment program is consistent with the Fund's investment objective and whether its investment performance is satisfactory. The Adviser may, at its discretion, reallocate the Fund's assets among the Investment Managers.

The Adviser and Sub-Adviser have retained the services of the following Investment Managers for the Fund: Security Capital Research &Management, Inc.; and Forum Securities Limited. The Investment Managers will either (i) manage investment funds that invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through entities that qualify as real estate investment trusts for federal income tax purposes (“REITs”) or investment vehicles treated similarly as private REITs for tax purposes (collectively, the “Investment Funds”) as described further below (see “Taxes”), or (ii) sub-advise a specified portion of the Fund's assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs (referred to hereafter as the “Real  Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”).  The Fund accrued fees to the Investment Managers of approximately $472,000 for the year ended March 31, 2016.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund's statutory underwriter and facilitates the distribution of Shares. For its services, the Fund pays to the Distributor a Distribution Fee that accrues on the basis of the average daily NAV of the Fund's F-Class shares only, at an annual rate of 0.30%.  Prior to April 6, 2015, the fee was 0.75%.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time.  Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation.

NOTE 4. INVESTMENT TRANSACTIONS

For the year ended March 31, 2016, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $427,599,000 and $62,088,000, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Payment Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Repurchase tenders made during the fiscal year ended March 31, 2016 cumulatively were approximately $26,089,000.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2016 (continued)

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”).  Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require you to submit your tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, net of any repurchase fee, will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund's Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund's outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder's Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $2,000.  The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder's tender of Shares, if such cancellation is determined by the Board to be in the best interest of the Fund.

A shareholder who tenders for repurchase such shareholder's Shares during the first year following such shareholder's initial capital contribution will be subject to a fee of 2.00% of the value of the F-Shares repurchased by the Fund, payable to the Fund (an “Early Withdrawal Charge”). The Board may, in certain limited instances where the Board has determined that the remaining shareholders will not be materially and adversely affected or prejudiced, waive the Early Withdrawal Charge. Any such waiver does not imply that the Early Withdrawal Charge will be waived at any time in the future or that such Early Withdrawal Charge will be waived for any other shareholder.

NOTE 6. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions.  This and other important information are described in the Fund’s Prospectus dated February 2, 2016.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2016 (continued)

As of March 31, 2016, the Fund invested in the following restricted securities:

	Acquisition		Cost	Value	Unfunded Commitments	% of Net	Redemption
Security (a)	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)
AEW Core Property Trust (U.S.), Inc.,
Class A Shares	7/2/2013	49,797	$ 44,269	$ 47,465	$ —	6.8%	45 Days
Class B Shares	7/2/2013	11,229	9,981	10,703	—	1.5%	45 Days
Clarion Lion Properties Fund LLC	7/1/2013	65,161	81,180	86,389	—	12.3%	90 Days
Cornerstone Patriot Fund LP	9/30/2013	150,745	16,625	17,966	—	2.6%	30 Days
Harrison Street Core Property Fund	8/13/2014	12,350	14,600	15,216	—	2.2%	45 Days
Heitman America Real Estate LP	12/2/2014	44,433	46,684	49,879	36,218	7.1%	90 Days
Invesco Core Real Estate USA	12/31/2013	149	22,500	23,881	20,000	3.4%	45 Days
Invesco Real Estate Asia Fund (Cayman)
Unit Trust - Class A Units (d)	9/30/2014	43,624	5,000	5,221	—	0.7%	45 Days
J.P. Morgan U.S. Real Estate
Income and Growth Domestic LP	12/31/2013	9,395,878	12,344	13,248	5,000	1.9%	30 Days
LaSalle Property Fund LP,
Class A Shares	8/31/2015	13,274	19,009	20,012	15,000	2.9%	45 Days
Class B Shares	8/31/2015	692	991	1,044	—	0.1%	45 Days
Mesa Core Lending Fund LP,
Class A Shares	7/15/2015	8,043	8,290	8,292	6,710	1.2%	0 Days
Met Life Commercial Mortgage
Income Fund (e)	10/1/2015	5,483	5,483	5,576	11,022	0.8%	90 Days
RREEF America Reit II, LP	9/30/2013	391,808	39,250	43,647	27,500	6.2%	45 Days
Trumbull Property Income Fund, LP	9/30/2013	1,229	13,500	14,333	29,000	2.0%	60 Days
US Government Building, LP	5/1/2014	—	13,000	13,315	7,000	1.9%	60 Days
Total			$ 352,706	$ 376,187	$ 157,450	53.6%

(a)   The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)   Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)  The investment funds provide for a quarterly redemption subject to the notice period listed.

(d)   Founding member shares which are subject to a lockup period ending 9/30/2016.

(e)   Founding member shares which are subject to a lockup period ending 10/02/2017.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no additional subsequent events to report.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund's Dividend Reinvestment Policy.  A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification.  Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 19, 2016, the Board of Directors (the “Board”) of the Company, including all of the directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), reaffirmed the investment management agreement between the Adviser and the Company (the “Investment Management Agreement”), as well as the approvals of the investment sub-advisory agreements between Callan Associates, Inc., Forum Securities Limited, and Security Capital Research & Management (each a “Sub-Adviser” and together the “Sub-Advisers”) and the Company, respectively (collectively, the “Sub-Advisory Agreements”). The Board, including all of the Independent Directors, unanimously approved the Investment Management Agreement and Sub-Advisory Agreements for an additional one-year term.

The Board’s decisions to reaffirm the Investment Management Agreement and Sub-Advisory Agreements reflect the exercise of their business judgment.  In approving the Investment Management Agreement and Sub-Advisory Agreements, the Board considered information provided by the Adviser and each of the Sub-Advisers with the assistance and advice of counsel to the Company.  In considering the approval of the Investment Management Agreement, the Board took into account all materials provided prior to and during the meetings, the presentations made during the meetings, and the discussions during the meetings.  Among other things, the Board considered (a) the nature, quality and extent of the advisory and other services to be provided to the Company by the Adviser; (b) the investment performance of individuals affiliated with the Company and the Adviser; (c) comparative data with respect to advisory fees or similar expenses paid by other investment companies with similar investment objectives; (d) the Company’s projected operating expenses and expense ratio compared to investment companies with similar investment objectives; (e) any existing and potential sources of indirect income to the Adviser from its relationships with the Company and the profitability of those relationships; (f) the extent to which economies of scale are relevant to the Company; (g) information about the services to be performed and the personnel performing such services under the Investment Management Agreement; (h) the organizational capability and financial condition of the Adviser and its affiliates; and (i) the possibility of obtaining similar services from other third party service providers or through an internally managed structure.

With respect to each of the Sub-Advisory Agreements, the Board took into account all materials provided prior to and during the meetings, the presentations made during the meetings, and the discussions during the meetings.  Among other things, the Board considered (a) the nature, quality and extent of the advisory and other services to be provided to the Adviser and to the Company by each Sub-Adviser; (b) the investment performance of each respective Sub-Adviser; (c) comparative data with respect to advisory fees or similar expenses paid by other investment companies with similar investment objectives; (d) the Company’s projected operating expenses and expense ratio compared to investment companies with similar investment objectives; (e) any existing and potential sources of indirect income to each Sub-Adviser from their respective relationships with the Company and Adviser and the profitability of those relationships; (f) the extent to which economies of scale are relevant to the Company; (g) information about the services to be performed and the personnel performing such services under each of the Sub-Advisory Agreements; (h) the organizational capability and financial condition of each Sub-Adviser; and (i) the possibility of obtaining similar services from other potential sub-advisers.

The Board concluded that the Adviser and each Sub-Adviser had adequate resources to provide services to the Company.  The Board also considered the advisory and sub-advisory fee rates payable by the Company under the proposed Investment Management Agreement and each respective Sub-Advisory Agreement.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information (Unaudited)

After reviewing the aforementioned information regarding the Adviser’s and each Sub-Adviser’s costs, quality of services and economies of scale, the Board concluded that the fees payable under the Investment Management Agreement and each Sub-Advisory Agreement to be paid by the Company were fair and reasonable, and approved the Investment Management Agreement and each Sub-Advisory Agreement for an additional one-year period.

DIRECTORS AND OFFICERS

The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. Information pertaining to the Board is set forth below.

Name, Address, and Age (1)	Position(s) Held with Fund	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships Held by Director
INDEPENDENT DIRECTORS (3)
Jeffrey A. Jones; Age 57	Independent Director	Since inception	Principal of Smith Jones, 8/08 to present.	N/A	N/A
Richard J. McCready; Age 58	Independent Director	Since inception	President, The Davis Companies, 03/14 to Present	N/A	N/A
Paul E. Sveen; Age 54	Independent Director	Since inception

Managing Partner & Founder Pantelan Real Estate Services, LLC 06/13 to Present; Chief Executive Officer of Integrated Asset Services, 3/11 to 6/13; Managing Partner of Pantelan Consulting, LLC 3/08 to present.

				N/A	N/A
INTERESTED DIRECTORS (4)
William R. Fuhs, Jr.; Age 47	Chairman of the Board; President	Since inception	President of the Adviser, 2010 to present; Chief Financial Officer of the Adviser from 2011 to 2016.	N/A	N/A
Casey Frazier; Age 38	Director; Chief Investment Officer	Since inception	Chief Investment Officer of the Adviser, 2011 to present. Senior Vice President of NRF Capital Markets LLC, 2010 to 2011.	N/A	N/A

(1)        The address of each member of the Board is: c/o Versus Capital Multi-Manager Real Estate Income Fund LLC, 5555 DTC Parkway, Suite 330, Greenwood Village, CO. 80111.

(2) Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(3) “Independent Directors” means members of the Board who are not “interested persons” of the Fund, the Adviser, Callan, the Distributor, or any affiliate of the Fund, the Adviser, Callan, as defined by the Investment Company Act (“Independent Directors”).

(4) “Interested Directors” means members of the Board who are “interested person,” as defined in the Investment Company Act, because of such person’s affiliation with the Fund (“Interested Directors”).

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information (Unaudited)

Name, Address, and Age (1)	Position(s) Held with Fund	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years
OFFICERS OF THE FUND
Mark D. Quam Age 46	Chief Executive Officer	Since inception	Chief Executive Officer of the Adviser, 2010 to Present
William R. Fuhs, Jr. Age 47	President	Since inception	President of the Adviser; Chief Financial Officer of the Adviser 2010 to 2016
Casey Frazier Age 38	Chief Investment Officer	Since inception	President of the Adviser; Chief Financial Officer of the Adviser 2010 to 2016
John Gordon. Age 53	Chief Financial Officer Since 2015; Chief Compliance Officer and Treasurer	Since inception	CFO of Adviser since 2016. CCO of Adviser, 2011 to present. Owner of John Gordon, LLC (forensic accounting services), 2009 to present.

(1)             The address of each Officer of the Fund is: c/o Versus Capital Multi-Manager Real Estate Income Fund LLC, 5555 DTC Parkway, Suite 330, Greenwood Village, CO. 80111.

(2)  Each Officer will serve for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

Item 2. Code of Ethics.

(a)      The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)    There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)   The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f)     The registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item.  http://www.versuscapital.com.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Richard McCready is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $38,000 for 2015 and $50,000 for 2016.

Audit-Related Fees

(b)   The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,000 for 2015 and 2016.

Tax Fees

(c)    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $10,000 for 2015 and $11,114 for 2016.

All Other Fees

(d)  There were no aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

  (e)(1)  Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Notwithstanding the foregoing, the Audit Committee is not responsible for certifying the Fund’s financial statements or guaranteeing the auditor’s report.  The fundamental responsibility for the Fund’s financial statements and disclosures rests with management and the independent auditors.

1.           Independent Auditors

(a)                 Retain, terminate and replace independent auditors and approve all audit engagement fees and terms.

(b)                 Inform each registered public accounting firm performing work for the Fund that such firm shall report directly to the Audit Committee the findings of its audits.

(c)                  Oversee the work of any registered public accounting firm employed by the Fund, including the resolution of any disagreement between management and the auditor regarding financial reporting, for the purpose of preparing or issuing an audit report or related work.

(d)                 Review and approve in advance any significant audit or non-audit engagement or relationship between the Fund and the independent auditors, other than “prohibited non-auditing services”.

(e)                  The following shall be “prohibited non-auditing services”:

(i)          appraisal or valuation services, providing fairness opinions or preparing contribution-in-kind reports;

(ii)        bookkeeping or other services related to the accounting records or financial statements of the audit client;

(iii)      internal audit outsourcing services;

(iv)       actuarial services;

(v)        management functions or human resources;

(vi)       broker or dealer, investment adviser or investment banking services;

(vii)     legal services and expert services unrelated to the audit;

(viii)   financial information systems design and implementation; and

(ix)       any other service that the Public Fund Accounting Oversight Board prohibits through regulation.

(f)                  Notwithstanding the foregoing, pre-approval is not necessary for services other than audit, review or attest services if:

(i)          the aggregate amount of all such non-audit services provided to the Fund constitutes not more than five percent of the total amount of revenues paid by the Fund to its auditor during the fiscal year in which the non-audit services are provided;

(ii)        such services were not recognized by the Fund at the time of the engagement to be non-audit services; and

(iii)      such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board to whom authority to grant such approvals has been delegated by the Audit Committee.  The Audit Committee may delegate to one or more of its members the authority to pre-approve any audit or non-audit services to be provided by the independent auditors so long as it is presented to the full Audit Committee at its next regularly scheduled meeting.

  (e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b)  100%

                  (c)  100%

                  (d)  N/A

(f)    The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

(g)   The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2015 and $0 for 2016.

(h)  Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)    Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

 (b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund is a fund of funds that invests primarily in Investment Funds which have investors other than the Fund. The Fund may invest substantially all of its assets in non-voting securities of Investment Funds.

The Fund has delegated voting of proxies in respect of portfolio holdings to the Adviser, to vote the Fund’s proxies in accordance with the Adviser’s proxy voting guidelines and procedures. However, Investment Funds typically do not submit matters to investors for vote. If an Investment Fund submits a matter to the Fund for vote (and the Fund holds voting interests in the Investment Fund), the Adviser will vote on the matter in a way that it believes is in the best interest of the Fund and in accordance with the following proxy voting guidelines (the “Voting Guidelines”):

• In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser’s goal is to act prudently, solely in the best interest of the Fund.

• The Adviser attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

• The Adviser, absent a particular reason to the contrary, generally will vote with management’s recommendations on routine matters. Other matters will be voted on a case-by-case basis.

The Adviser applies its Voting Guidelines in a manner designed to identify and address material conflicts that may arise between the Adviser’s interests and those of its clients before voting proxies on behalf of such clients. The Adviser relies on the following to seek to identify conflicts of interest with respect to proxy voting and assess their materiality:

• The Adviser’s employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of client accounts both as a result of an employee’s personal relationships and due to special circumstances that may arise during the conduct of the Adviser’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of certain designated persons.

• Such designated persons work with appropriate personnel of the Adviser to determine whether an identified conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. The Adviser shall maintain a written record of all materiality determinations.

• If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict.

• If it is determined that a conflict of interest is material, the Adviser’s legal department works with appropriate personnel of the Adviser to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

•        disclosing the conflict to the Board and obtaining the consent of the Board before voting;

•     engaging another party on behalf of the Fund to vote the proxy on its behalf;

•        engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

•     such other method as is deemed appropriate under the circumstances given the nature of the conflict.

The Adviser shall maintain a written record of the method used to resolve a material conflict of interest. Information regarding how the Adviser voted the Fund’s proxies related to the Fund’s portfolio holdings during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-343-7916, and is available on the SEC’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)    Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Casey Frazier – Chief Investment Officer – Since Inception

 (a)(2)   Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
	Registered Investment Companies:	N/A	N/A	N/A	N/A
	Other Pooled Investment Vehicles:	N/A	N/A	N/A	N/A
Casey Frazier	Other Accounts:	5	$1,645,000	0	$0

 (a)(3)   Compensation Structure of Portfolio Manager(s) or Management Team Members

CIO receives a fixed salary.

(a)(4)    Disclosure of Securities Ownership

None

 (b)       Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    The registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item. http://www.versuscapital.com.

(a)(2)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*       /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    May 26, 2016

By (Signature and Title)*       /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    May 26, 2016

* Print the name and title of each signing officer under his or her signature.